Leases - Lease liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Lease Liabilities [Roll Forward]
Lease liabilities, Beginning Balance	£ 495	£ 515
Interest expense	18	20	£ 23
New leases	18	38
Disposals	(4)	(45)
Cash payments	(89)	(92)
Exchange and other movements	58	59
Lease liabilities, Ending Balance	£ 496	£ 495	£ 515